CASH AND CASH EQUIVALENTS (Tables)	21 Months Ended
Sep. 30, 2012
SCHEDULE OF CASH AND CASH EQUIVALENTS [Table Text Block]
	September 30, 2012	December 31,2011
	(Unaudited)
Cash on hand	$47,210	$5,996
Cash in bank	896,693	2,759,157

Total cash and cash equivalents	$943,903	$2,765,153